Summary of the Status and Changes of Shares Subject to Stock Option and SAR Awards and the Related Average Price Per Share (Detail) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Number of Shares
Nonvested June 30, 2010	5,586,873
Granted	1,399,068
Vested	(2,798,791)
Canceled	(67,445)
Nonvested June 30, 2011	4,119,705	5,586,873
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	$ 16.10
Granted	$ 18.70	$ 15.77	$ 16.56
Vested	$ 16.31
Canceled	$ 16.36
Nonvested June 30, 2011	$ 16.84	$ 16.10